Exploration and Evaluation assets	12 Months Ended
Apr. 30, 2026
Disclosure of exploration and evaluation assets [Abstract]
Exploration and Evaluation assets [Text Block]

9. Exploration and Evaluation assets

The Company's Exploration and Evaluation assets consist of the Panuco district, Panuco Central & East, Santa Fe, La Garra, San Enrique. Costs related to the properties can be summarized as follows:

	Panuco - district[3]	Panuco Central & East	Santa Fe	La Garra	San Enrique[2]	Total
Cost
	$	$	$	$	$	$
As at April 30, 2024	150,922	-	-	-	1,011	151,933
Additions	18,950	-	13	13,592	403	32,958
Effect of change in exchange rate	(9,613)	-	-	(306)	(103)	(10,022)
As at April 30, 2025	160,259	-	13	13,286	1,311	174,869
Additions	45,072	93	-	255	189	45,609
Transfers[1]	(45,719)	14,564	10,780	-	20,375	-
Effect of change in exchange rate	22,069	5	-	1,646	10	23,730
As at April 30, 2026	181,681	14,662	10,793	15,187	21,885	244,208

(1) The Company transferred certain mining concessions from Minera Canam to newly formed entities Panuco Silver Resources S.A de C.V (Panuco Central & East) and Sinaloa Minerals Explorations S.A de C.V (San Enrique). The transfer was performed in accordance with Mexican Income Tax Law and the Transfer Pricing Guidelines for Multinational Enterprises and Tax Administrations issued by the Organization for Economic Co-operation and Development. The Santa Fe Project is currently held within the Minera Canam legal entity.

(2) The consideration shares were subject to a four-month hold period pursuant to applicable Canadian securities laws and Inca Azteca Gold has agreed to voluntary resale restrictions, whereby 12.5% of the consideration shares will become free trading on the date that is four months and one day from the effective date and an additional 12.5% will become free trading every three months thereafter. As of April 30, 2026, 56,018 common shares are still under restriction.

(3) The acquisition of the Fresnillo mining concessions are recorded within the Panuco-district

a) Acquisition of Goanna Resources, S.A.P.I. de C.V ("La Garra claims")

On March 27, 2024, the Company entered into a share purchase agreement with Exploradora Minera La Hacienda S.A. de C.V. and Manuel de Jesus Hernandez Tovar to acquire all of the outstanding shares of Goanna Resources, S.A.P.I. de C.V., which owns the La Garra-Metates District.

Total consideration comprises $3,075 in cash and 5,555,555 common shares, payable over 24 months from closing. The shares are subject to a four-month statutory hold period and, as the share consideration is fixed, have been recorded in equity as "shares to be issued." The acquisition was accounted for as an asset acquisition, as Goanna Resources does not meet the definition of a business under IFRS 3.

On October 7, 2024, the parties agreed to an updated payment schedule, with cash payments commencing October 30, 2024.

As at April 30, 2026, $1,300 in cash and 1,190,476 shares remain payable, due July 30, 2026.

b)  Acquisition of Santa Fe

Purchase Agreement - Exploration Concessions

On May 14, 2025, the Company entered into a purchase agreement with Mr. Eduardo de la Peña Gaitán to acquire exploration concessions comprising the Santa Fe Project. In addition, the Company entered into an option agreement with the Vendor and associated parties to acquire a 100% interest in related production concessions over a five-year period.

Under the purchase agreement, total consideration includes $1,429 in cash (paid on the effective date), 50% of related tenement taxes of $505 (MXN $9,248), and 2,746,780 common shares to be issued in three installments commencing May 14, 2026. The shares are measured at fair value based on the market price on the effective date, are subject to a four-month statutory hold period, and will be issued over a 36-month period.

Option Agreement - Production Concessions

Under the option agreement, the Company may earn a 100% interest in the production concessions by incurring exploration expenditures of $4,000, paying cash consideration of $1,500, and issuing 1,373,390 common shares, each in accordance with specified schedules over a 60-month period from the effective date.

As at April 30, 2026, the Company has not made any expenditures or share issuances under the option agreement, other than paying 50% of the related tenement taxes.

c) Acquisition of Fresnillo

Terms of the Acquisition

On December 18, 2025, the Company entered into an asset purchase agreement with Minera Fresnillo, S.A. de C.V. ("Fresnillo") and the Company's wholly owned subsidiary, Minera Canam, S.A. de C.V., pursuant to which the Company agreed to acquire, through Minera Canam, all of Fresnillo's rights, title and interest in and to the claims.

Total consideration comprised $2,000 in cash and 854,697 common shares, which are subject to a four-month statutory hold period. As at April 30, 2026, all consideration had been settled.